REINSURANCE AGREEMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance retention policy, percentage of excess reinsured	100.00%
Guaranteed minimum income benefit reinsurance asset, at fair value	$ 10,309	$ 10,570
Increase (decrease) in the fair value of the reinsurance contract asset	(261)	(141)	$ 3,964
Amounts due to reinsurers	125	131
Affiliated Entity | Reinsurer Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables related to insurance contracts	2,177	2,009
Non Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables related to insurance contracts	2,458	2,458
Amounts due to reinsurers	125	131
Non Affiliated Entity | Credit Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables related to insurance contracts	2,381	2,005
Variable Universal Term Life Insurance Single Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance retention policy, amount retained	25
Variable Universal Term Life Insurance Second To Die Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance retention policy, amount retained	30
Group Life And Health Insurance | Non Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Insurance liabilities ceded	82	92
Reinsurance assumed reserves	$ 734	$ 744
GMIB | Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Exposure reinsured percentage	56.00%
GMIB | Non Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Exposure reinsured percentage	18.00%
GMDB | Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Exposure reinsured percentage	49.30%
GMDB | Non Affiliated Entity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Exposure reinsured percentage	3.80%